Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Plan Management has evaluated all events or transactions that occurred through June 26, 2026, the date the financial statements were issued and determined that there are no matters requiring adjustment to or disclosure in the accompanying financial statements and related notes.